Average Annual Total Returns - Class T Shares - Janus Henderson Money Market Fund - Class T - Return Before Taxes	1 Year	5 Years	10 Years	Since Inception	Inception Date
Total	0.27%	0.74%	0.37%	2.15%	Feb. 14, 1995